CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment Legacy Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment Common Stock	Cumulative Effect, Period of Adoption, Adjustment Additional Paid-In Capital	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance Common Stock	Cumulative Effect, Period of Adoption, Adjusted Balance Additional Paid-In Capital	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated Deficit	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated Other Comprehensive (Loss) Income	Cumulative Effect, Period of Adoption, Adjusted Balance Notes Receivable	Cumulative Effect, Period of Adoption, Adjusted Balance	Legacy Convertible Preferred Stock	Series E Preferred Stock Common Stock	Series E Preferred Stock Additional Paid-In Capital	Series E Preferred Stock	Series E1 Preferred Stock Common Stock	Series E1 Preferred Stock Additional Paid-In Capital	Series E1 Preferred Stock	Common Stock In-process research and development	Common Stock	Additional Paid-In Capital In-process research and development	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Notes Receivable	In-process research and development	Total
BALANCE at Dec. 31, 2018	$ (276,889)										$ 276,889
BALANCE (in shares) at Dec. 31, 2018	(84,092,669)										84,092,669
BALANCE at Dec. 31, 2019	$ (436,533)										$ 436,533
BALANCE (in shares) at Dec. 31, 2019	(100,038,109)										100,038,109
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock (in shares)												16,426,267			3,046,623
Issuance of Preferred Stock												$ 2	$ 134,665	$ 134,667		$ 24,977	$ 24,977
BALANCE at Dec. 31, 2018		$ 11	$ 276,878	$ 276,889	$ 13	$ 283,318	$ (190,666)	$ (96)	$ (249)	$ 92,320									$ 2		$ 6,440	$ (190,666)	$ (96)	$ (249)		$ (184,569)
BALANCE (in shares) at Dec. 31, 2018		106,977,440			126,329,695														19,352,255
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																					708					708
Exercise of Common Stock options (in shares)																			1,217,255
Vesting of restricted Common Stock																			$ 1		7					8
Vesting of restricted Common Stock (in shares)																			6,904,182
Issuance of Common Stock for acquisitions																					3,563					3,563
Issuance of Common Stock for acquisitions (in shares)																			1,066,373
Issuance of common stock for acquired in-process research and development																										3,563
Stock-based compensation expense																					5,215					5,215
Common Stock warrants issued																					1,038					1,038
Net loss																						(103,596)				(103,596)
Other comprehensive income (loss)																							171			171
BALANCE at Dec. 31, 2019		$ 13	436,520	436,533	$ 16	453,242	(294,262)	75		159,071									$ 3		16,722	(294,262)	75			(277,462)
BALANCE (in shares) at Dec. 31, 2019		128,100,821			154,913,934														26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repayment of notes receivable																					(249)			$ 249
Repayment of notes receivable (in shares)																			(76,461)
Exercise of Common Stock options																					136					136
Exercise of Common Stock options (in shares)																			314,809
Vesting of restricted Common Stock																					4					4
Vesting of restricted stock units (in shares)																			3,500,915
Stock-based compensation expense																					2,333					2,333
Common Stock warrants issued																					211					211
Net loss																						(45,570)				(45,570)
Other comprehensive income (loss)																							(27)			(27)
BALANCE at Jun. 30, 2020																			$ 16		455,926	(339,832)	48			$ 116,158
BALANCE (in shares) at Jun. 30, 2020																			158,729,658
BALANCE at Dec. 31, 2019	$ (436,533)										$ 436,533
BALANCE (in shares) at Dec. 31, 2019	(100,038,109)										100,038,109
BALANCE (in shares) at Dec. 31, 2020																										100,038,109
BALANCE at Dec. 31, 2019		$ 13	436,520	436,533	$ 16	453,242	(294,262)	75		159,071									$ 3		16,722	(294,262)	75			$ (277,462)
BALANCE (in shares) at Dec. 31, 2019		128,100,821			154,913,934														26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																					325					325
Exercise of Common Stock options (in shares)																			521,925
Vesting of restricted Common Stock																			$ 1		6					7
Vesting of restricted Common Stock (in shares)																			5,307,357
Repurchase of shares for employee tax withholdings (in shares)																			(9,308)
Issuance of Common Stock for acquisitions																					500					500
Issuance of Common Stock for acquisitions (in shares)																			61,060
Issuance of common stock for acquired in-process research and development																										500
Stock-based compensation expense																					8,006					8,006
Common Stock warrants issued																					1,915					1,915
Common Stock warrants issued (in shares)																			692,366
Net loss																						(34,015)				(34,015)
Other comprehensive income (loss)																							(84)			(84)
BALANCE at Dec. 31, 2020																			$ 23		844,188	(328,277)	(9)			515,925
BALANCE (in shares) at Dec. 31, 2020																			224,626,597
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization, net of transaction costs																			$ 6		380,295					380,301
Reverse recapitalization, net of transaction costs (in shares)																			63,139,263
BALANCE at Mar. 31, 2020	$ (436,533)										$ 436,533
BALANCE (in shares) at Mar. 31, 2020	(100,038,109)										100,038,109
BALANCE at Mar. 31, 2020		$ 13	$ 438,037	$ 438,050	$ 16	$ 454,759	$ (316,066)	$ (84)		$ 138,625									$ 3		16,722	(316,066)	(84)			(299,425)
BALANCE (in shares) at Mar. 31, 2020		130,138,012			156,951,125														26,813,113
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																					4					4
Exercise of Common Stock options (in shares)																			28,173
Vesting of restricted Common Stock																					2					2
Vesting of restricted Common Stock (in shares)																			1,750,360
Stock-based compensation expense																					1,074					1,074
Common Stock warrants issued																					87					87
Net loss																						(23,766)				(23,766)
Other comprehensive income (loss)																							132			132
BALANCE at Jun. 30, 2020																			$ 16		455,926	(339,832)	48			$ 116,158
BALANCE (in shares) at Jun. 30, 2020																			158,729,658
BALANCE (in shares) at Dec. 31, 2020																										100,038,109
BALANCE at Dec. 31, 2020																			$ 23		844,188	(328,277)	(9)			$ 515,925
BALANCE (in shares) at Dec. 31, 2020																			224,626,597
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																					3,665					3,665
Exercise of Common Stock options (in shares)																			2,846,734
Vesting of restricted Common Stock (in shares)																			112,030
Vesting of restricted stock units (in shares)																			43,921
Repurchase of shares for employee tax withholdings																					(145)					(145)
Repurchase of shares for employee tax withholdings (in shares)																			(9,172)
Issuance of Common Stock for acquisitions																			$ 1		208,988					208,989
Issuance of Common Stock for acquisitions (in shares)																			9,049,338
Issuance of common stock for acquired in-process research and development																				$ 4,300					$ 4,300
Issuance of common stock for acquired in-process research and development (in shares)																		334,370
Stock-based compensation expense																					6,216					6,216
Vesting of Trine Founder shares (in shares)																			1,850,938
Exercise of warrants																			$ 2		320,567					320,569
Exercise of warrants (in shares)																			20,690,975
Net loss																						(102,288)				(102,288)
Other comprehensive income (loss)																							113			113
BALANCE at Jun. 30, 2021																			$ 26		1,387,779	(430,565)	104			957,344
BALANCE (in shares) at Jun. 30, 2021																			259,545,731
BALANCE at Mar. 31, 2021																			$ 25		1,326,945	(387,385)	(21)			939,564
BALANCE (in shares) at Mar. 31, 2021																			252,436,919
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Common Stock options																					3,485					3,485
Exercise of Common Stock options (in shares)																			2,683,506
Vesting of restricted Common Stock (in shares)																			56,015
Vesting of restricted stock units (in shares)																			28,656
Repurchase of shares for employee tax withholdings																					(91)					(91)
Repurchase of shares for employee tax withholdings (in shares)																			(6,931)
Issuance of Common Stock for acquisitions																			$ 1		49,141					49,142
Issuance of Common Stock for acquisitions (in shares)																			4,013,196
Issuance of common stock for acquired in-process research and development																				$ 4,300					$ 4,300
Issuance of common stock for acquired in-process research and development (in shares)																		334,370
Stock-based compensation expense																					3,999					3,999
Net loss																						(43,180)				(43,180)
Other comprehensive income (loss)																							125			125
BALANCE at Jun. 30, 2021																			$ 26		$ 1,387,779	$ (430,565)	$ 104			$ 957,344
BALANCE (in shares) at Jun. 30, 2021																			259,545,731